Equity-based participation plans for employees (Details 4) - Select North America Pure in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	6.7	9.6
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 62.9	$ 61.9
Number of share options exercised or sold	(2.7)	(2.9)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 60.7	$ 59.6
Number of share options outstanding at end of period	4.0	6.7
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 64.4	$ 62.9
Number of share options exercisable	4.0	6.7
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 64.4	$ 62.9
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	4.0	6.7
Weighted average remaining contractual life of outstanding share options	9 months 18 days
Exercise price of outstanding share options	$ 64.4
Weighted average exercise price of share options outstanding in share-based payment arrangement	64.4	$ 62.9
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 91.5
57.6
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.8
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.8
Weighted average remaining contractual life of outstanding share options	0 years
Exercise price of outstanding share options	$ 58.3
65.9
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	3.2
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	3.2
Weighted average remaining contractual life of outstanding share options	1 year
Exercise price of outstanding share options	$ 65.9